ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
ACQUISITION OF SUBSIDIARIES
ACQUISITION AND DISPOSAL OF SUBSIDIARIES

4.    ACQUISITION OF SUBSIDIARIES

Acquisitions in 2022

Kunshan Kunhui Network Co., Ltd. (“KS Kunhui”)

On August 5, 2022, as part of its business strategy to expand the existing hosting service, the Company through its subsidiary, Beijing FengFu Technology Co., Ltd., acquired 100% of the equity interests in KS Kunhui, which primarily provides internet data center service, for a total cash consideration of RMB50,000. As KS Kunhui is in operations and possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as business combination.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Cash and cash equivalents	9,014	1,307
Property and equipment, net	92,157	13,361
Operating lease right-of-use assets, net	199,255	28,889
Operating permits (Note 9)	29,000	4,205
Customer contract (Note 9)	59,500	8,627
Deferred tax assets	13,921	2,020
Other current assets	289,480	41,971
Total assets acquired	692,327	100,380
Other current liabilities	(436,124)	(63,232)
Operating lease liabilities	(208,612)	(30,246)
Deferred tax liabilities	(22,125)	(3,210)
Total liabilities assumed	(666,861)	(96,688)
Net assets acquired	25,466	3,692
Purchase consideration	50,000	7,249
Goodwill	24,534	3,557

The revenue and net loss of KS Kunhui since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2022 were nil and RMB24,757 (US$3,589), respectively. The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The pro forma results of revenue and earnings of the acquiree as if the combinations occurred as of the beginning of the comparable prior annual reporting period of the acquiree were not presented because the effects of the business combination was not significant to the Company’s consolidated results of operations.

4.    ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2022 (continued)

BJ Jianghe Shuzhi, Jianghe Chuangke, Jianghe Industrial and BJ Xunneng (collectively “BJ JiangHeCloud”)

On August 1, 2022, the Company through its subsidiaries, YF WOFE and 21Vianet Saturn, acquired 100% equity interests in BJ JiangHeCloud at a total cash consideration of RMB847,438. Among the consideration, RMB57,500 is refundable if relevant condition set out in the agreements is not achieved. The purpose of the transaction is to establish several new data centers. As BJ JiangHeCloud does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of December 31, 2022, as the relevant condition was not met, the RMB57,500 refundable prepayment was included in other non-current assets.

The carrying amount of the net identifiable assets of BJ JiangHeCloud were as follows:

	RMB	US$
Net assets acquired:
Cash and cash equivalents	3,325	482
Other current assets	3,959	574
Property and equipment, net	306,546	44,445
Operating permits (Note 9)	479,989	69,592
Land use rights, net (Note 10)	221,556	32,123
Other current liabilities	(15,448)	(2,240)
Deferred tax liabilities	(209,989)	(30,446)
Total consideration in cash	789,938	114,530

Acquisitions in 2021

BJ TenxCloud

On July 15, 2021,to strengthen the Company’s leading position in carrier- and cloud-neutral IDC services, the Company through its wholly-owned subsidiary, SZ Cloud Native, acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders, for a total consideration of RMB414,743, which consisted of cash consideration of RMB199,790 and share-settled liabilities with estimated fair value of RMB214,953 as of July 15, 2021. The estimated fair value of the share-settled liabilities was RMB214,577 as of December 31, 2021, which was included as consideration due to the original shareholders of BJ TenxCloud in accrued expenses and other payables of the Company’s consolidated balance sheet. As of December 31, 2022, the liability was RMB229,323 (US$33,249), which was based on the amounts the original selling shareholders claimed according to the acquisition agreement. BJ TenxCloud primarily provides cloud native applications and data platform services. As BJ TenxCloud is in operations and possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as a business combination.

In addition, the Company is obligated to pay cash of RMB70,000 and to issue various numbers of the shares of the Company or its subsidiary with estimated fair value of RMB167,342 as of December 31, 2021 to certain selling shareholders who will remain as the key employees of BJ TenxCloud, determinable based on achievements of the financial and operational targets by BJ TenxCloud during various post-acquisition periods. As such cash and share-based payments will be forfeited if these key employees cease their employments with the Company, the Company recognized these payments as compensation costs over the requisite service periods ranging from 12 months to 36 months. As of December 31, 2021, cash of RMB70,000 has been paid to certain selling shareholders and the post-acquisition obligation for RMB70,000 was fulfilled as of December 31, 2022. The Company classified the share-based payments as liability classified share-based payments of RMB55,156 as of December 31, 2021, which are included in accrued expenses and other payables of the Company’s consolidated balance sheet and are remeasured at fair value through earnings. As of December 31, 2022, the share-based payment liability was RMB131,116 (US$19,010). The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Company’s consolidated statements of operations (Note 23(c)).

4.    ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2021 (continued)

BJ TenxCloud (continued)

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Property and equipment, net	470
Operating lease right-of-use assets, net	2,376
Technology platform (Note 9)	27,800
Customer relationship (Note 9)	19,000
Deferred tax assets	11,097
Other current assets	52,328
Total assets acquired	113,071
Other current liabilities	(29,395)
Operating lease liabilities	(2,500)
Deferred tax liabilities	(11,097)
Total liabilities assumed	(42,992)
Net assets acquired	70,079
Purchase consideration	414,743
Goodwill	344,664

The revenue and net profit of BJ TenxCloud since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2021 were RMB91,038 and RMB9,351, respectively. The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The pro forma results of revenue and earnings of the acquiree as if the combinations occurred as of the beginning of the comparable prior annual reporting period of the acquiree were not presented because the effects of the business combination was not significant to the Company’s consolidated results of operations.

Zhongke Zijing

On August 16, 2021, the Company through its subsidiary, Jiwa Engineering BJ acquired 100% of the equity interests in Zhongke Zijing at a total cash consideration of RMB151,884. The purpose of the acquisition is to establish data center with the acquired property. As Zhongke Zijing does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of Zhongke Zijing as of the date of acquisition were as follows:

RMB
Net assets acquired:
Operating permits (Note 9)	203,586
Land use rights, net (Note 10)	36,013
Other non-current assets	7,349
Cash and cash equivalents	3
Other current assets	21,017
Other current liabilities	(65,125)
Deferred tax liabilities	(50,959)
Total consideration in cash	151,884

4.    ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2021 (continued)

SH Hesheng

On November 11, 2021, the Company through its subsidiary, SH Shilian acquired 100% of the equity interests in SH Hesheng at a total cash consideration of RMB137,557. The purpose of the acquisition is to acquire the assets and operating permits. As SH Hesheng does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of SH Hesheng as of the date of acquisition were as follows:

RMB
Net assets acquired:
Operating permits (Note 9)	27,646
Property and equipment, net	94,148
Operating lease right-of-use assets, net	20,929
Other non-current assets	872
Cash and cash equivalents	423
Other current assets	25,646
Operating lease liabilities	(20,292)
Other current liabilities	(962)
Deferred tax liabilities	(10,853)
Total consideration in cash	137,557